FI - Carrying value and fair value not held at fair value (Details 16) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 40,793	SFr 68,623
Investment securities	921	0
Loans	7,358	10,243
Other assets	8,946	9,184
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,042	13,213
Short-term borrowings	6,783	10,690
Long-term debt	58,721	68,722
Other liabilities	2,300	2,592
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	35,283
Investment securities	921
Loans	252,886	277,766
Other assets	92,215	180,024
Financial liabilities
Due to banks and deposits	242,188	407,607
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	22,061
Short-term borrowings	5,631	8,703
Long-term debt	98,515	98,174
Other liabilities	8,411	12,460
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	35,283
Investment securities	911
Loans	249,844	286,249
Other assets	92,075	180,069
Financial liabilities
Due to banks and deposits	242,096	407,613
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	22,061
Short-term borrowings	5,629	8,702
Long-term debt	93,215	100,557
Other liabilities	8,393	12,465
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Investment securities	911
Loans	0	0
Other assets	68,836	164,097
Financial liabilities
Due to banks and deposits	148,770	243,324
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	1
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	35,283
Investment securities	0
Loans	237,101	272,527
Other assets	20,311	15,469
Financial liabilities
Due to banks and deposits	93,326	164,289
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	22,061
Short-term borrowings	5,629	8,702
Long-term debt	83,381	98,841
Other liabilities	7,866	12,021
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Investment securities	0
Loans	12,743	13,722
Other assets	2,928	503
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	9,834	1,716
Other liabilities	527	443
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793	68,623
Loans	7,358	10,243
Other assets	8,947	9,184
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,133	13,307
Short-term borrowings	6,783	10,690
Long-term debt	57,919	67,788
Other liabilities	2,286	2,568
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	35,283
Investment securities	921
Loans	256,825	286,438
Other assets	91,451	179,217
Financial liabilities
Due to banks and deposits	243,506	408,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	22,061
Short-term borrowings	7,705	14,646
Long-term debt	92,742	92,908
Other liabilities	8,551	12,542
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	35,283
Investment securities	911
Loans	253,778	294,917
Other assets	91,272	179,258
Financial liabilities
Due to banks and deposits	243,410	408,630
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	22,061
Short-term borrowings	7,703	14,646
Long-term debt	86,962	95,299
Other liabilities	8,507	12,546
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Investment securities	911
Loans	0	0
Other assets	68,104	163,307
Financial liabilities
Due to banks and deposits	149,696	244,155
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	18,005	35,283
Investment securities	0
Loans	241,035	281,195
Other assets	20,246	15,457
Financial liabilities
Due to banks and deposits	93,714	164,475
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	6,238	22,061
Short-term borrowings	7,703	14,646
Long-term debt	73,596	93,597
Other liabilities	7,984	12,105
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Investment securities	0
Loans	12,743	13,722
Other assets	2,922	494
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	13,366	1,702
Other liabilities	SFr 523	SFr 441